Cash Generated From Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Loss before income tax	$ (1,588)	$ (1,045)	$ (1,507)
Adjustments for interest income	(19)	(2)	(11)
Adjustments for interest and other finance costs	420	350	261
Adjustments for depreciation and amortization	750	733	684
Adjustments for amortization of deferred financing costs	24	23	17
Adjustments for amortization of deferred rent	12	10	9
Adjustments for amortization of other assets	3	3	3
Adjustments for loss on disposal of property and equipment, investment properties and intangible assets	2	8	39
Adjustments for loss on modification or early retirement of debt	0	137	0
Adjustments for provision for expected credit losses, net	4	3	52
Adjustments for share-based compensation, net of amount capitalized	5	5	9
Adjustments for gains (losses) on change in fair value of derivatives	1	(1)	0
Adjustments for net foreign exchange losses (gains)	(5)	36	(18)
Changes in other assets	8	3	0
Changes in inventories	(4)	0	2
Changes in trade and other receivables and prepayments	26	(11)	216
Changes in trade and other payables	(105)	(159)	(567)
Cash (used in)/generated from operations	$ (466)	$ 93	$ (811)